Related parties (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of related parties [Abstract]
Disclosure of detailed information about related parties [text block]
The related parties where control / significant influence exists are subsidiaries and associates. Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the entity, directly or indirectly, including any director whether executive or otherwise. Key management personnel include the board of directors and other senior management executives. The other related parties are those with whom the Group has had transaction during the years ended March 31, 2019, 2018 and 2017 are as follows:

Particulars	Country of incorporation	% of Ownership interest
		March 31, 2019	March 31, 2018
Holding Company
Infinity Satcom Universal Private Limited	India	-	-
Raju Vegesna Infotech & Industries Private Limited (Subsidiary of Infinity Satcom Universal Private Limited)	India	-	-
Ramanand Core Investment Company Private Limited (Subsidiary of Raju Vegesna Infotech & Industries Private Limited)	India	-	-
Subsidiaries
Sify Technologies (Singapore) Pte. Limited	Singapore	100	100
Sify Technologies North America Corporation	USA	100	100
Sify Data and Managed Services Limited	India	100	100
Sify Infinit Spaces Limited	India	100	100

Disclosure of transactions between related parties [text block]
The following is a summary of the related party transactions for the year ended March 31, 2019:

Transactions	Holding Company	Associates	Others	Key Management Personnel
Consultancy services received	-	-	-	300
Sitting fees paid	-	-	-	1,270
Salaries and other short term benefits	-	-	-	38,032
Contributions to defined contribution plans	-	-	-	1,675
Share based payment transactions	-	-	-	-
Lease rentals paid**	1,190	-	4,535	-
Dividend paid	133,677	-	17,436	-
Call money received	900,000	-	-	-
Amount of outstanding balances
Advance lease rentals and refundable deposits made**	-	-	2,600	-
Lease rentals payable**	-	-	563	-

The following is a summary of the related party transactions for the year ended March 31, 2018:

Transactions	Holding Company	Associates	Others	Key Management Personnel
Consultancy services received	-	-	-	200
Sitting fees paid	-	-	-	1,330
Salaries and other short term benefits	-	-	-	39,105
Contributions to defined contribution plans	-	-	-	1,675
Share based payment transactions	-	-	-	1,347
Lease rentals paid**	1,061	-	4,483	-
Dividend paid	126,600	-	16,700	-
Call money received		-	-	-
Amount of outstanding balances
Advance lease rentals and refundable deposits made**	-	-	2,600	-
Lease rentals payable**	-	-	125	-

The following is a summary of the related party transactions for the year ended March 31, 2017:

Transactions	Holding Company	Associates	Others	Key Management Personnel
Consultancy services received	-	-	-	240
Sitting fees paid	-	-	-	1,410
Salaries and other short term benefits	-	-	-	40,053
Contributions to defined contribution plans	-	-	-	1,642
Share based payment transactions	-	-	-	3,752
Lease rentals paid**	1,035	-	4,385	-
Dividend paid	102,030	-	13,903	-
Call money received	300,000	-	-	-
Amount of outstanding balances
Advance lease rentals and refundable deposits made**	-	-	2,558	-
Lease rentals payable**	-	-	413	-

**During the year 2011 -12, the Company had entered into a lease agreement with M/s Raju Vegesna Infotech and Industries Private Limited, the holding Company, to lease the premises owned by it for a period of three years effective February 1, 2012 on a rent of
₹
75
(Rupees Seventy Five Thousand Only) per month. Subsequently, the Company entered into an amendment agreement with effect from April 1, 2013, providing for automatic renewal for a further period of two blocks of
3
years with an escalation of 15% on the last paid rent after the end of every three years.

During the year 2011 - 12, the Company had also entered into a lease agreement with M/s Raju Vegesna Developers Private Limited, a Company in which Mr. Ananda Raju Vegesna, Executive Director of the Company and Mr. Raju Vegesna, Chairman and Managing director of the Company exercise significant influence, to lease the premises owned by it for a period of three years effective February 1, 2012 on a rent of
₹
30
(Rupees Thirty Thousand Only) per month. The agreement provides for the automatic renewal for further period of two blocks of 3 years with an escalation of 15% on the last paid rent after the end of every three years.

During the year 2010-11, the Company had entered into a lease agreement with Ms. Radhika Vegesna, daughter of Mr. Ananda Raju Vegesna, Executive Director of the company, to lease the premises owned by her for a period of three years effective June 1, 2010 on a rent of
₹
294
(Rupees Two Ninety Four Thousand Only) per month and payment of refundable security deposit of
₹
2,558
. This arrangement will automatically be renewed for a further period of two blocks of three years with all the terms remaining unchanged
.